UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      June 30, 2005
                                                   ------------------

Check here if Amendment [x]; Amendment Number:        1
                                                   -----------------

     This Amendment (check only one):  [ x] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
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Form 13F File Number:   028-07788
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
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Phone:          208-343-7556
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Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               10/23/08
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
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Form 13F Information Table Entry Total:                  59
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Form 13F Information Table Value Total:                $169,841
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                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.



                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts             COM              00751Y106      871    13500 SH       SOLE                    13500
Affiliated Computer            COM              008190100     4875    95410 SH       SOLE                    95410
American Intl. Group           COM              026874107     3656    62934 SH       SOLE                    62934
AmerisourceBergen              COM              03073e105     2057    29750 SH       SOLE                    29750
BP p.l.c                       COM              055622104     4610    73895 SH       SOLE                    73895
Bank of America Corp           COM              060505104     1274    27942 SH       SOLE                    27942
Bear Stearns Co.               COM              073902108      520     5000 SH       SOLE                     5000
Bed Bath & Beyond              COM              075896100      447    10700 SH       SOLE                    10700
Biomet, Inc.                   COM              090613100     3403    98280 SH       SOLE                    98280
Cardinal Health                COM              14149y108     4105    71300 SH       SOLE                    71300
Caremark RX                    COM              141705103      534    11993 SH       SOLE                    11993
ChevronTexaco Corp             COM              166764100     2106    37658 SH       SOLE                    37658
Cisco Systems Inc              COM              17275r102      439    23025 SH       SOLE                    23025
Citigroup                      COM              172967101     3962    85692 SH       SOLE                    85692
Consolidated Edison            COM              209115104      379     8100 SH       SOLE                     8100
Dover Corp.                    COM              260003108     4025   110650 SH       SOLE                   110650
Everest RE Group               COM              g3223r108      335     3600 SH       SOLE                     3600
Express Scripts                COM              302182100     5943   118900 SH       SOLE                   118900
First Data Corp                COM              319963104     5239   130510 SH       SOLE                   130510
Gannett                        COM              364730101     4249    59730 SH       SOLE                    59730
General Electric               COM              369604103     1223    35302 SH       SOLE                    35302
Hilb, Rogal & Hobbs            COM              431294107     4288   124640 SH       SOLE                   124640
Home Depot                     COM              437076102     1694    43555 SH       SOLE                    43555
Int'l Business Mach.           COM              459200101     2455    33090 SH       SOLE                    33090
J.P. Morgan Chase              COM              46625H100     4548   128775 SH       SOLE                   128775
Johnson & Johnson              COM              478160104     4035    62081 SH       SOLE                    62081
Jones Apparel Group            COM              480074103      345    11100 SH       SOLE                    11100
Kenneth Cole                   COM              193294105     3236   104000 SH       SOLE                   104000
Lehman Brothers                COM              524908100     7007    70575 SH       SOLE                    70575
Lexmark International          COM              529771107     3647    56250 SH       SOLE                    56250
Lowe's Companies               COM              548661107     8099   139110 SH       SOLE                   139110
MBIA, Inc.                     COM              55262C100     6896   116275 SH       SOLE                   116275
Merrill Lynch Inc.             COM              590188108     5138    93410 SH       SOLE                    93410
Microsoft                      COM              594918104     3798   152890 SH       SOLE                   152890
Nokia Corp                     COM              654902204      251    15075 SH       SOLE                    15075
O'Reilly Automotive            COM              686091109     1539    51600 SH       SOLE                    51600
PMI Group                      COM              69344M101     5726   146900 SH       SOLE                   146900
Pepsico Inc.                   COM              713448108     4958    91938 SH       SOLE                    91938
Pfizer Inc                     COM              717081103     4087   148177 SH       SOLE                   148177
Radian Group                   COM              750236101      236     5000 SH       SOLE                     5000
Renaissance Re                 COM              g7496g103      369     7500 SH       SOLE                     7500
Royal Dutch Shell              COM              780257804      288     4435 SH       SOLE                     4435
Ruby Tuesday, Inc.             COM              781182100     5311   205075 SH       SOLE                   205075
Sensient Tech.                 COM              81725t100     2456   119175 SH       SOLE                   119175
Southwest Airlines             COM              844741108     5471   392755 SH       SOLE                   392755
Sungard Data Systems           COM              867363103     4516   128415 SH       SOLE                   128415
Symantec                       COM              871503108     1822    83800 SH       SOLE                    83800
TJX Companies Inc              COM              872540109      248    10200 SH       SOLE                    10200
Teleflex                       COM              879369106      531     8950 SH       SOLE                     8950
Tidewater Inc                  COM              886423102     4864   127595 SH       SOLE                   127595
Transatlantic Holdings         COM              893521104     5403    96800 SH       SOLE                    96800
Tyco Intl Ltd                  COM              902124106     3446   118014 SH       SOLE                   118014
Wal-Mart Stores                COM              931142103     3027    62795 SH       SOLE                    62795
Wells Fargo                    COM              949746101      619    10044 SH       SOLE                    10044
Colonial Properties            COM              195872106     1242    28230 SH       SOLE                    28230
First Industrial Realty        COM              32054K103     1111    27839 SH       SOLE                    27839
Highwoods Property             COM              431284108     1164    39103 SH       SOLE                    39103
Lexington Realty Tr            COM              529043101     1273    52350 SH       SOLE                    52350
Mack-Cali Realty Corp          COM              554489104      442     9750 SH       SOLE                     9750
